Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000005512 | T. Rowe Price High Yield Fund
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000005512 | T. Rowe Price U.S. High Yield ETF
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000005512 | T. Rowe Price QM U.S. Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000005512 | T. Rowe Price Floating Rate Fund
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000005512 | T. Rowe Price Emerging Markets Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000005512 | T. Rowe Price Total Return ETF
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000005512 | T. Rowe Price International Bond Fund (USD Hedged)
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000005512 | T. Rowe Price Dynamic Credit Fund
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000005512 | T. Rowe Price Dynamic Global Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000005512 | T. Rowe Price Emerging Markets Local Currency Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000005512 | Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	91.10%
C000005512 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000005512 | Non-U.S. Government Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000005512 | U.S. Government Agency Obligations (Excluding Mortgage-Backed)
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000005512 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000227147 | T. Rowe Price High Yield Fund
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000227147 | T. Rowe Price U.S. High Yield ETF
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000227147 | T. Rowe Price QM U.S. Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000227147 | T. Rowe Price Floating Rate Fund
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000227147 | T. Rowe Price Emerging Markets Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000227147 | T. Rowe Price Total Return ETF
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000227147 | T. Rowe Price International Bond Fund (USD Hedged)
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000227147 | T. Rowe Price Dynamic Credit Fund
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000227147 | T. Rowe Price Dynamic Global Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000227147 | T. Rowe Price Emerging Markets Local Currency Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000227147 | Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	91.10%
C000227147 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000227147 | Non-U.S. Government Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000227147 | U.S. Government Agency Obligations (Excluding Mortgage-Backed)
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000227147 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	3.20%